Disposal groups held for sale	12 Months Ended
Jun. 30, 2019
Disposal groups held for sale
Disposal groups held for sale

11Disposal groups held for sale

	2019	2018
for the year ended 30 June	Rm	Rm

Assets in disposal groups held for sale
Base Chemicals — Explosives business	1 404	—
Base Chemicals — Investment in Sasol Huntsman GmbH & co KG	846	—
Performance Chemicals — Sasol Wilmar Alcohol Industries	290	—
Performance Chemicals — Heat Transfer Fuels (HTF) business	—	110
Other	14	3

	2 554	113

Liabilities in disposal groups held for sale
Base Chemicals — Explosives business	(398)	—
Performance Chemicals — Sasol Wilmar Alcohol Industries	(90)	—
Performance Chemicals — Heat Transfer Fuels (HTF) business	—	(36)

	(488)	(36)

Business segmentation
 Mining	—	3
 Energy	14	—
 Base Chemicals	1 852	—
 Performance Chemicals	200	74

Total operations	2 066	77

Significant disposal group held for sale in 2019

Base Chemicals — Explosives business

In line with the asset review process, Sasol’s Explosives business was identified for partial divestment and collaboration with a world-class Explosives partner. The downstream portion of the explosives business was classified as a disposal group held for sale at 30 June 2019, following approval to commence negotiations with a preferred partner, with the aim of creating a joint venture, managed and operated by the partner. The partial divestment and partnering is expected to be completed within the next 12 months.

Base Chemicals — Investment in Sasol Huntsman GmbH & co KG

On 26 July 2019 Sasol and Huntsman Corporation signed a definitive agreement for Sasol to dispose of our 50% equity interest in the Sasol-Huntsman maleic anhydride joint venture. The transaction closed on 30 September 2019 with a preliminary equity purchase price of EUR90,3 million received by Sasol. The final purchase price will be confirmed on verification of the closing accounts by the independent auditors. The group has classified its investment in Sasol Huntsman GmbH & co KG as held for sale at 30 June 2019.

Performance Chemicals — Sasol Wilmar Alcohol Industries

During May 2019 and based on the results of the recently concluded asset review, the Sasol Investment Committee approved the commencement of negotiations to sell Sasol’s share in Sasol Wilmar Alcohol Industries. A share purchase agreement was signed on 18 October 2019. The agreement is subject to Chinese authority approval. Accordingly, the group has classified its investment in Sasol Wilmar Alcohol Industries as held for sale and recorded an impairment on its portion of the assets, down to its fair value less costs to sell. Refer to note 9.

Accounting policies:

A non-current asset or disposal group (a business grouping of assets and their related liabilities) is designated as held for sale when its carrying amount will be recovered principally through a sale transaction rather than through continuing use. The classification as held for sale of a non-current asset or disposal group occurs when it is available for immediate sale in its present condition and the sale is highly probable. A sale is considered highly probable if management is committed to a plan to sell the non-current asset or disposal group, an active divestiture programme has been initiated, the non-current asset or disposal group is marketed at a price reasonable to its fair value and the disposal will be completed within one year from classification.

Where a disposal group held for sale will result in the loss of control or joint control of a subsidiary or joint operation, respectively, all the assets and liabilities of that subsidiary or joint operation are classified as held for sale, regardless of whether a non-controlling interest in the former subsidiary or an ongoing interest in the joint operation is to be retained after the sale.

Where a disposal group held for sale will result in the loss of joint control of a joint venture or significant influence of an associate, the full investment is classified as held for sale. Equity accounting ceases from the date the joint venture or associate is classified as held for sale.

Before classification of a non-current asset or disposal group as held for sale, it is reviewed for impairment. The impairment loss charged to the income statement is the excess of the carrying amount of the non-current asset over its expected fair value less costs to sell.

No depreciation or amortisation is provided on non-current assets from the date they are classified as held for sale.